UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. REPORT TO STOCKHOLDERS.

(a)

Semi-Annual Report 2022
For the period from April 22, 2022 (Date of Initial
Public Investment) through June 30, 2022
(Unaudited)

Typhon Tactical Managed
Futures Strategy Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Typhon Tactical Managed Futures Strategy Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

FACTS	WHAT DOES THE TYPHON TACTICAL MANAGED FUTURES STRATEGY FUND DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■Social Security number and assets
■Account balances and transaction history
■Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Typhon Tactical Managed Futures Strategy Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-773-3863

Who we are
Who is providing this notice?	The Starboard Investment Trust, on behalf of the Typhon Tactical Managed Futures Strategy Fund, a series of the Trust.
What we do
How does the Typhon Tactical Managed Futures Strategy Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How does the Typhon Tactical Managed Futures Strategy Fund collect my personal information?
We collect your personal information, for example, when you
■ Open an account or give us your account information
■ Make deposits or withdrawals from our account
■ Pay us by check or make a wire transfer
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■ Sharing for affiliates’ everyday business purposes – information  about your creditworthiness
■ Affiliates from using your information to market to you
■ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ SkyRock Investment Management, LLC, the investment advisor, is an affiliate of the Typhon Tactical Managed Futures Strategy Fund.
■ Typhon Capital Management, LLC, the investment sub-advisor, is an affiliate of the Typhon Tactical Managed Futures Strategy Fund
■ Typhon Tactical Managed Futures (Cayman) Fund Ltd., a subsidiary of Typhon Tactical Managed Futures Strategy Fund

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ The Typhon Tactical Managed Futures Strategy Fund does not share information with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Typhon Tactical Managed Futures Strategy Fund does not jointly market.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Typhon Tactical Managed Futures Strategy Fund (the “Fund”) and of the market in general and statements of the ETF’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at https://fundinfopages.com/TYPHX or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Typhon Tactical Managed Futures Strategy Fund:

See Our Web site @ ncfunds.com
or
Call Our Administrative Services Group at 800-773-3863.

Typhon Tactical Managed Futures Strategy Fund

Schedule of Investments
(Unaudited)
As of June 30, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 66.01%

Business Services - 1.18%
Alibaba Group Holdings Ltd.	$ 250,000	3.600%	11/28/2024	$248,636

Communication Services - 9.36%
Dish DBS Corp.	900,000	5.875%	7/15/2022	900,875
Sprint Nextel Corp.	525,000	6.000%	11/15/2022	528,281
T-Mobile US, Inc.	250,000	7.875%	9/15/2023	257,812
Walt Disney Co.	250,000	7.700%	10/30/2025	279,714
				1,966,682
Consumer Discretionary - 7.93%
Land O'Lakes, Inc.	770,000	6.000%	11/15/2022	771,898
Royal Caribbean Group	650,000	5.250%	11/15/2022	645,125
Royal Caribbean Group	250,000	9.125%	6/15/2023	247,500
				1,664,523
Financials - 15.80%
Amtrust Financial Services, Inc.	450,000	6.125%	8/15/2023	443,250
Barclays PLC	250,000	7.750%	9/15/2023	244,687
Citigroup, Inc.	250,000	5.900%	2/15/2023	246,250
Deutsche Bank - New York	950,000	3.300%	11/16/2022	948,618
Ford Motor Credit Co.	433,000	6.050%	6/20/2027	430,169
Ows Credit Funding I, LLC	1,000,000	7.291%	9/1/2023	1,006,740
				3,319,714
Health Care - 8.12%
Columbia Health, Inc.	882,000	7.500%	12/15/2023	917,280
HCA, Inc.	295,000	5.375%	2/1/2025	293,525
Teva Pharmaceuticals, Inc.	500,000	2.950%	12/18/2022	493,750
				1,704,555
Industrials - 23.62%
American Airlines Trust 2016-1	994,931	5.250%	1/15/2024	929,614
Boeing Co.	500,000	1.433%	2/4/2024	477,755
Delta Airlines	772,280	4.250%	7/30/2023	766,747
General Motors Co.	250,000	6.125%	10/1/2025	258,280
Murphy Oil Corp.	190,000	5.750%	8/15/2025	187,388
Occidental Pete Corp.	250,000	6.950%	7/1/2024	258,125
Petroleos Mexicanos	250,000	3.500%	1/30/2023	245,796
Ryder System, Inc.	500,000	3.400%	3/1/2023	498,721
Texas Eastern Transmission LP	750,000	2.800%	10/15/2022	750,150
United Airlines	601,258	5.875%	10/15/2027	589,233
				4,961,809

Total Corporate Bonds (Cost $14,012,521)				13,865,919

				(Continued)

Typhon Tactical Managed Futures Strategy Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2022
		Shares	Value (Note 1)

PRIVATE INVESTMENT - 3.92%
Foreign - 3.92%
Typhon Tactical Managed Futures Strategy Fund - Cayman Offshore		1,500	$824,437

Total Private Investment (Cost $1,500,000)			824,437

SHORT-TERM INVESTMENT - 29.09%
Goldman Sachs Financial Square Government Fund, 0.32% §		6,110,053	6,110,053

Total Short-Term Investment (Cost $6,110,053)			6,110,053

Investments, at Value (Cost $21,622,574) - 99.02%			$20,800,409

Other Assets Less Liabilities - 0.98%			205,029

Net Assets - 100.00%			$21,005,438

§ Represents 7 day effective SEC yield.

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	66.01%	13,865,919
Private Investment	3.92%	824,437
Short-Term Investment	29.09%	6,110,053
Other Assets Less Liabilities	0.98%	205,029
Total Net Assets	100.00%	21,005,438

See Notes to Financial Statements

Typhon Tactical Managed Futures Strategy Fund

Statement of Assets and Liabilities
(Unaudited)

As of June 30, 2022

Assets:
Investments, at value (cost $21,622,574)	$20,800,409
Receivables:
Fund shares sold	31,637
Dividends and interest	173,345
Prepaid Expenses:
Compliance fees	6,476
Registration and filing expenses	3,723
Insurance expenses	2,482
Fund accounting fees	52

Total assets	21,018,124

Liabilities:
Accrued expenses:
Advisory fees	4,857
Professional fees	2,131
Custody fees	1,926
Shareholder fulfillment expenses	1,297
Security pricing fees	836
Administration fees	747
Transfer agent fees	473
Miscellaneous expenses	372
Trustee fees and meeting expenses	47

Total liabilities	12,686

Net Assets	$21,005,438

Net Assets Consist of:
Paid in Interest	$21,801,711
Accumulated Loss	(796,273)

Net Assets	$21,005,438

Institutional Class shares outstanding, no par value (unlimited authorized shares) (a)	2,180,473
Net Assets	$21,005,438
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$9.63

(a) For the period from April 22, 2022 (Date of Initial Public Investment) through June 30, 2022.

See Notes to Financial Statements

Typhon Tactical Managed Futures Strategy Fund

Statement of Operations
(Unaudited)

For the initial period ended June 30, 2022

Investment Income:
Dividends	$13,833
Interest	65,099

Total Investment Income	78,932

Expenses:
Advisory fees (note 2)	46,461
Professional fees	13,800
Registration and filing expenses	7,004
Administration fees (note 2)	5,997
Fund accounting fees (note 2)	5,429
Compliance fees (note 2)	4,524
Transfer agent fees (note 2)	3,973
Custody fees (note 2)	2,898
Shareholder fulfillment expenses	2,760
Trustee fees and meeting expenses (note 3)	2,139
Security pricing fees	1,035
Insurance fees	897
Miscellaneous expenses (note 2)	828

Total Expenses	97,745

Advisor fees waived (note 2)	(41,604)

Net Expenses	56,141

Net Investment Income	22,791

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	3,101

Net change in unrealized appreciation (depreciation) on investments	(822,165)

Net Realized and Unrealized Loss on Investments	(819,064)

Net Decrease in Net Assets Resulting from Operations	$(796,273)

(a) For the period from April 22, 2022 (Date of Initial Public Investment) through June 30, 2022.

See Notes to Financial Statements

Typhon Tactical Managed Futures Strategy Fund

Statements of Changes in Net Assets
(Unaudited)

For the period from April 22, 2022 (Date of Initial Public Investment) through June 30, 2022

Operations:
Net investment income	$22,791
Net realized gain from investment transactions	3,101
Net change in unrealized appreciation (depreciation) on
investments	(822,165)

Net Increase (Decrease) in Net Assets Resulting from Operations	(796,273)

Beneficial Interest Transactions:
Shares sold	22,059,314
Redemption fee	1,582
Shares repurchased	(259,185)

Increase in Net Assets from Beneficial Interest Transactions	21,801,711

Net Increase in Net Assets	21,005,438

Net Assets:
Beginning of Period	-
End of Period	$21,005,438

Share Information:
Institutional Class Shares	Shares
Shares sold	2,206,428
Shares repurchased	(25,955)
Net Increase in Shares of
Beneficial Interest	2,180,473

See Notes to Financial Statements

Typhon Tactical Managed Futures Strategy Fund

Financial Highlights
(Unaudited)

For a share outstanding during the period from April 22, 2022
(Date of Initial Public Investment) through June 30, 2022

Net Asset Value, Beginning of Period	$ 10.00

Income from Investment Operations
Net investment income (c)	0.01
Net realized and unrealized gain (loss)
on investments	(0.38)

Total from Investment Operations	(0.37)

Net Asset Value, End of Period	$ 9.63

Total Return	(3.70)%	(b)

Net Assets, End of Period (in thousands)	$ 21,005

Ratios of:
Gross Expenses to Average Net Assets (a)	4.30%	(a)
Net Expenses to Average Net Assets (a)	1.74%	(a)
Net Investment Income to Average
Net Assets (a)	0.70%	(a)

Portfolio turnover rate	9.47%	(b)

(a) Annualized.
(b) Not annualized.
(c) Calculated using the average shares method.

See Notes to Financial Statements

Typhon Tactical Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited)

As of June 30, 2022

1.  Organization and Significant Accounting Policies
The Typhon Tactical Managed Futures Strategy Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”).  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate, diversified series of the Trust.
The Fund commenced operations on April 22, 2022. The investment objective of the Fund is to seek to provide long-term capital appreciation and absolute return.  The Fund utilizes a fixed income strategy and a managed futures strategy. SkyRock Investment Management, LLC serves as Advisor to the Fund and manages the Fund’s fixed income strategy. Typhon Capital Management, LLC serves as Sub-Advisor to the Fund and manages the Fund’s managed futures strategy. The Fund executes its managed futures strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary that invest its assets in total return swaps that provide exposure to indexes tied to the Goldman Sachs Commodity Index such as the GSCI Excess Return Index and the GSCI Total Return Index (collectively, the “GSCI”) and a multi-strategy, multi-manager futures portfolio (the “Multi-Manager Portfolio”).
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.
Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.
Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
(Continued)

Typhon Tactical Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited)

As of June 30, 2022
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of June 30, 2022, for the Fund’s assets measured at fair value:
Typhon Tactical Managed Futures Strategy Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds*	$13,865,919	$-	$13,865,919	$-
Private Investment*	824,437	-	824,437	-
Short-Term Investment	6,110,053	6,110,053	-	-
Total	$20,800,409	$6,110,053	$14,690,356	$-

(a)	The Fund did not hold any Level 3 securities during the period.
*Refer to Schedule of Investments for breakdown by Industry.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The Fund may declare and distribute dividends from net investment income (if any) monthly or quarterly. Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.
(Continued)

Typhon Tactical Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited)

As of June 30, 2022
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor and Sub-Advisor
The Fund pays a monthly fee to SkyRock Investment Management, LLC (the “Advisor”) calculated at the annual rate of 1.44% of the Fund’s average daily net assets.
The Advisor has engaged Typhon Capital Management, LLC as the sub-advisor of the Fund (the “Sub-Advisor”) to provide day to day portfolio management of the Fund. The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.24% of the Fund’s average daily net assets. The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.74%. The Expense Limitation Agreement runs through February 28, 2023 and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
For the initial period from April 22, 2022 (Date of Initial Public Investment) through June 30, 2022, $46,461 in advisory fees were incurred, and $41,604 were waived by the Advisor.
For the initial period from April 22, 2022 (Date of Initial Public Investment) through June 30, 2022, $7,744 in sub-advisor fees were incurred by the Sub-Advisor, none of which were waived.
Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month.  As of June 30, 2022, the Administrator received $828 in miscellaneous reporting expenses.

(Continued)

Typhon Tactical Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited)

As of June 30, 2022
A breakdown of the fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.090%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $100 million	0.080%	Over $200 million	0.009%
Next $100 million	0.070%
Next $200 million	0.060%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $250 million	0.050%
Next $250 million	0.040%
Next $1 billion	0.035%
Over $2 billion	0.030%

The Fund incurred $5,997 in administration fees, $2,898 in custody fees, and $5,429 in fund accounting fees for the initial period ended June 30, 2022.
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor’s fee arrangements with the Fund.
3.   Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor, Sub-Advisor, and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.
(Continued)

Typhon Tactical Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited)

As of June 30, 2022
Certain officers of the Trust may also be officers of the Administrator.
4.   Distribution and Service Fees
The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act approved, pursuant to Rule 22c-2 of the 1940 Act, the imposition of the redemption fee for the Fund of 1.00% of the amount of shares redeemed if the shares being redeemed were held for less than 30 days.
5.   Purchases and Sales of Investment Securities
For the initial period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$16,264,473	$749,218

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended June 30, 2022.
6.   Principal Risks
Commodities Risk. The Fund may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities. The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.
Counterparty Credit Risk. The stability and liquidity of repurchase agreements, swap transactions, forwards and over-the-counter derivative transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Advisor or Sub-Advisor will monitor the creditworthiness of firms with which it will cause the Fund to enter into derivatives contracts. If there is a default by the counterparty to such a transaction, the Fund will, under most normal circumstances, have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Fund being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Fund’s counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.
In addition, the Fund may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Fund’s assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Fund and its assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Fund, which could be material. If the Fund obtains exposure to an investment directly through the use of one or more total return swaps, those investments will be subject to counterparty risk.
(Continued)

Typhon Tactical Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited)

As of June 30, 2022
COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors. The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
Credit Risk. Credit risk refers to the risk that an issuer or counterparty will fail to pay its obligations when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as “junk bonds”) tend to be particularly sensitive to these changes.
Cybersecurity Risk. As part of its business, the Advisor and Sub-Advisor process, store, and transmit large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor, Sub-Advisor, and the Fund are, therefore, susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors, and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.
Derivatives Risk. The Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index. The Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by the Advisor or Sub-Advisor and may not be available at the time or price desired. The Fund’s use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument. Derivatives transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. In addition, derivatives transactions can increase the Fund’s transaction costs. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivative positions may also be improperly executed or constructed. Use of derivatives may affect the amount the timing and the character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.
(Continued)

Typhon Tactical Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited)

As of June 30, 2022
When the Fund enters into a derivatives transaction as a substitute for or alternative to a direct cash investment, the Fund is exposed to the risk that the derivative transaction may not provide a return that corresponds precisely or at all with that of the underlying investment. When the Fund uses a derivative for hedging purposes, it is possible that the derivative will not in fact provide the anticipated protection, and the Fund could lose money on both the derivative transaction and the exposure the Fund sought to hedge. Because most derivatives involve contractual arrangements with a counterparty, no assurance can be given that a particular type of derivative contract can be completed or terminated when desired by the Advisor or Sub-Advisor. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Certain derivatives may create a risk of loss greater than the amount invested.
The regulation of the derivatives markets has increased over the past several years and additional future regulation of the derivatives markets may make derivatives costlier, may limit the availability or liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse developments could impair the effectiveness of the Fund’s derivatives transactions and cause the Fund to lose value. These regulations could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments, limit the Fund’s ability to employ certain strategies that use derivatives, and adversely affect the Fund’s performance, efficiency in implementing its strategy, liquidity and ability to pursue its investment objective.
•
Swap Risk: The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price. The Fund is also subject to credit risk on the amount the Fund expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

•
Futures Risk: The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index.  Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.  This risk could cause the Fund to lose more than the principal amount invested.  Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results.  Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

(Continued)

Typhon Tactical Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited)

As of June 30, 2022
Fixed Income Risk. Fixed income risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments. When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Interest rates are currently at historical lows, which may impact the Fund’s risk profile. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the Fund’s share price to fluctuate or decline more than other types of equity investments.
Fund Investment Risk. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds and also may be higher than other funds that invest directly in securities. The Fund’s performance depends in part upon the performance of the investment advisor to each underlying fund, the strategies and instruments used by the underlying funds, and the Advisor's and Sub-Advisor’s ability to select underlying funds and effectively allocate fund assets among them. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you. In addition, ETFs are subject to the following risks: (i) the market price of an ETF’s shares may trade above or below its NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) trading of an underlying ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally; or (iv) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviation of the ETF’s returns from that of its corresponding index. Some ETFs may be thinly traded, and the resulting higher costs associated with respect to purchasing and selling the ETFs in the Fund’s portfolio will be borne by the Fund.
General Market Risk. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
High-Yield Risk. The Fund may invest in fixed income securities that are rated below investment grade (also known as “junk”). Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities. The retail secondary market for junk securities may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices. Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.
Inflation Risk. Fixed income securities are subject to inflation risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.
Interest Rate Risk. Interest rates may rise resulting in a decrease in the value of fixed income securities or may fall resulting in an increase in the value of such securities. Interest rates are currently at historic lows due to the various federal government stimulus programs as a result of the COVID-19 pandemic. Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Investment Advisor and Sub-Advisor Risk. The Advisor’s and Sub-Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.
(Continued)

Typhon Tactical Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited)

As of June 30, 2022
Leveraging Risk. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.
Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate, may not attract sufficient assets to operate efficiently, and the Advisor and Sub-Advisor have not previously managed a mutual fund. Mutual funds and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, (the “1940 Act”) and the Internal Revenue Code that do not apply to management of other types of accounts.
Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
Illiquid investments may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid investments generally is more volatile than that of more liquid investments, which may adversely affect the price that the Fund pays for or recovers upon the sale of such investments. Illiquid investments are also more difficult to value, especially in challenging markets. The portfolio manager’s judgment may play a greater role in the valuation process. Investments in illiquid securities may restrict the Fund’s ability to take advantage of market opportunities.
Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities; and (v) preferred securities may have a negative yield to call (negative return the Fund receives if the security is held until the call date), which could result in losses for the Fund and its shareholders if an issuer elects to call the security.
Rating Agencies Risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and its Subsidiary are both managed by the Advisor and sub-advised by the Sub-Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. To the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as its parent fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code.
There is a risk that the Internal Revenue Service could assert that the annual net profit realized by the Subsidiary and imputed for income tax purposes to the Fund will not be considered “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax, or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the Fund’s shareholders would likely suffer decreased investment returns.
(Continued)

Typhon Tactical Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited)

As of June 30, 2022
Tax Risk. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. The Subsidiary is classified as a controlled foreign corporation for US tax purposes.
The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. Furthermore, the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the IRS or the Treasury Department. Pursuant to recent guidance issued by the Treasury Department and the IRS, the Subsidiary’s commodity related income for a taxable year will only be treated as qualifying income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Fund for such taxable year or if such income constitutes other income derived with respect to the Fund’s business of investing in stock, securities, or currencies. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.
U.S. Government Securities Risk. Some U.S. Government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.
Volatility Risk. The Fund's investments may fluctuate in value over a short period of time. This may cause the Fund's net asset value per share to experience significant changes in value over short periods of time.
7.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
Management reviewed the Fund’s tax positions taken or to be taken on federal income tax returns for the open tax period for the initial period of June 30, 2022 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.
There were no income or capital gains distributions during the period from April 22, 2022 (Date of Initial Public Investment) through June 30, 2022.
(Continued)

Typhon Tactical Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited)

As of June 30, 2022
At June 30, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments		$21,622,574

Unrealized Appreciation		9,861
Unrealized Depreciation		(832,026)
Net Unrealized Depreciation	$	(822,165)

8.  Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.
9.   Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Typhon Tactical Managed Futures Strategy Fund

Additional Information (Unaudited)

As of June 30, 2022

1.	Proxy Voting Policies and Voting Record
A copy of each of the Advisor’s and Sub-Advisor’s Proxy Voting Policies are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information
We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s initial period ended June 30, 2022.
During the initial period ended June 30, 2022, no income distributions and no capital gains were paid from the Fund.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the initial period from April 22, 2022 through June 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Typhon Tactical Managed Futures Strategy Fund

Additional Information (Unaudited)

As of June 30, 2022
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Typhon Tactical Managed Futures Strategy Fund	Beginning Account Value April 22, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 963.00	$3.28
	$1,000.00	$1,006.25	$3.35
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.74%, multiplied by 69/365 (to reflect the initial period).
5.     Approval of the Investment Advisory Agreement
In connection with a special Board meeting held on January 20, 2022, the Board, including a majority of the Independent Trustees, discussed the approval of the proposed investment advisory agreement, between the Trust and SkyRock Investment Management, LLC, with respect to the Fund (the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of SkyRock under the proposed Investment Advisory Agreement. The Trustees reviewed the services to be provided to the Fund including, without limitation, the quality of the SkyRock’s investment advisory services; assuring compliance with the Fund’s investment objectives, policies, and limitations; and its coordination of services for the Fund among the Fund’s service providers.  The Trustees evaluated: SkyRock’s staffing, personnel, and methods of operating; the education and experience of SkyRock’s personnel; compliance program; and financial condition.

After reviewing the foregoing information and further information in the memorandum from the SkyRock (e.g., descriptions of SkyRock’s business and compliance program), the Board concluded that the nature, extent, and quality of the services to be provided by SkyRock were satisfactory and adequate for the Fund.

(ii)
Performance.  The Board noted that, as the Fund had not yet launched and, therefore, had no performance to review, the Board would review the performance of other accounts managed by SkyRock. The Trustees noted that the other account presented had outperformed its benchmark. After further discussion, the Trustees considered the experience of the personnel of SkyRock and determined that the performance was satisfactory.

(iii)
Fees and Expenses.  The Trustees compared the proposed advisory fee and expense ratio of the Fund to other comparable funds.  The Board noted that the management fee was the same as the category average and higher than the peer group average. The Board noted that SkyRock had indicated that the management fees was higher than the peer group average due to the complexity of the strategy. Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to SkyRock was fair and reasonable in relation to the nature and quality of the services to be provided and that it reflected charges that were within a range of what could have been negotiated at arm's length.

(Continued)

Typhon Tactical Managed Futures Strategy Fund

Additional Information (Unaudited)

As of June 30, 2022

(iv)
Profitability. The Board reviewed SkyRock’s proposed profitability analysis in connection with its management of the Fund.  It was noted that SkyRock expected to be profitable over the first and second 12 months of managing the Fund. The Board considered the expected quality of SkyRock’s service to the Fund, and after further discussion, concluded that SkyRock’s level of profitability was not excessive.

(v)
Economies of Scale.  The Trustees noted that the Fund would not immediately realize economies of scale upon launch. The Trustees reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows.  The Trustees determined that the maximum management fee would remain the same regardless of the Fund’s asset levels.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grows.

Conclusion. Having reviewed and discussed in depth such information from SkyRock as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.
6.     Approval of the Investment Sub-Advisory Agreement
In connection with a special Board meeting held on January 20, 2022, the Board, including a majority of the Independent Trustees, discussed the approval of the proposed investment sub-advisory agreement, between the Advisor and Typhon Capital Management, LLC, with respect to the Fund (the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by Typhon.
In deciding on whether to approve the renewal of the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of Typhon under the proposed Investment Sub-Advisory Agreement. The Trustees reviewed the services to be provided by Typhon to the Fund including, without limitation, the quality its investment advisory services and assuring compliance with the Fund’s investment objectives, policies, and limitations. The Trustees evaluated: Typhon’s staffing, personnel, and methods of operating; the education and experience of Typhon’s personnel; compliance program; and financial condition.
After reviewing the foregoing information and further information in the memorandum from the Typhon, the Board concluded that the nature, extent, and quality of the services to be provided were satisfactory and adequate for the Fund.

(Continued)

Typhon Tactical Managed Futures Strategy Fund

Additional Information (Unaudited)

As of June 30, 2022

(ii)
Performance.  The Board noted that, as the Fund had not yet launched and, therefore, had no performance to review, the Board would review the performance of other accounts managed by Typhon. The Board reviewed the performance of the swap with the performance of its benchmark for the one-year and since inception periods and noted that it has outperformed its benchmark. After further discussion, the Trustees considered the experience of the personnel of Typhon and determined that the performance was satisfactory.

(iii)
Fees and Expenses.  In considering the costs of the services to be provided by Typhon and its affiliates from the relations with the Fund, including any benefits derived by Typhon from the relationship with the Fund, the Trustees noted that the proposed sub-advisory fee for Typhon was less than the fee charged to the swap.
Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to Typhon was fair and reasonable in relation to the nature and quality of the services provided and that it reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. The Board reviewed Typhon’s proposed profitability analysis in connection with its management of the Fund.  It was noted that Typhon expected to be profitable over the first and second 12 months of managing the Fund. The Board considered the expected quality of Typhon’s service to the Fund, and after further discussion, concluded that Typhon’s level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees noted that the size of the Fund was projected to be relatively small upon launch, and that it would, therefore, not immediately realize economies of scale. The Trustees the reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees noted that the Fund would be a relatively small size for some time and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the sub-advisory fee could be reconsidered in the future as the Fund grows.

Conclusion. Having reviewed and discussed in depth such information from Typhon as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Sub-Advisory Agreement was in the best interest of the shareholders of the Fund.
7.     Liquidity Risk Management Program

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective January 20, 2022. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the individuals serving as the Advisor’s liquidity program administrator to serve as the Trust’s program administrator (the “Trust Program Administrator”) to administer the Program. The Trust Program Administrator established a governance committee to assist the Trust Program Administrator in administering the Program.

Under the Program, the Fund’s portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.
(Continued)

Typhon Tactical Managed Futures Strategy Fund

Additional Information (Unaudited)

As of June 30, 2022

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2019 through November 30, 2020.  During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

Typhon Tactical Managed Futures Strategy Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	SkyRock Investment Management, LLC
116 South Franklin Street	4801 Glenwood Avenue, Suite 200
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Raleigh, North Carolina 27612

Telephone: 800-773-3863 World Wide Web @: ncfunds.com	Telephone: 800-773-3863 World Wide Web @: ncfunds.com

(b) Not applicable.
Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.

Item 6.	Schedule of Investments.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
None.

Item 11.	Controls and Procedures.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13.	Exhibits.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	September 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	September 8, 2022

By:	/s/ Ashley H. Lanham
Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer

Date:	September 7, 2022